FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	$ 55,723	$ 10,137
Money market funds	537,615	304,335
Short-term investments	102,324	690
Time deposits - non-current	216
Available-for-sale investments - non-current	56,418	70,374
2017 Convertible Notes	(29,481)	(636,716)
Share appreciation rights	(1,500)	(106)
Total liabilities, net, at fair value	721,315	(251,286)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	55,723	10,137
Money market funds	537,615	304,335
Short-term investments	30,324	690
Time deposits - non-current	216
Available-for-sale investments - non-current	0	0
2017 Convertible Notes	0	0
Share appreciation rights	(1,500)	(106)
Total liabilities, net, at fair value	622,378	315,056
Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds	0	0
Short-term investments	0	0
Time deposits - non-current	0
Available-for-sale investments - non-current	0	0
2017 Convertible Notes	0	0
Share appreciation rights	0	0
Total liabilities, net, at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds	0	0
Short-term investments	72,000	0
Time deposits - non-current	0
Available-for-sale investments - non-current	56,418	70,374
2017 Convertible Notes	(29,481)	(636,716)
Share appreciation rights	0	0
Total liabilities, net, at fair value	$ 98,937	$ (566,342)